Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Sep. 30, 2008	$ 62	$ 25,959	$ 45,663		$ (2,571)	$ (278)	$ 68,835
Net income (loss)			1,010				1,010
Other comprehensive income (loss)						299	299
Treasury stock purchased				(19)			(19)
Cash dividends declared			(387)				(387)
Committed to be released ESOP shares		(22)			126		104
Balance at Sep. 30, 2009	62	25,937	46,286	(19)	(2,445)	21	69,842
Net income (loss)			(3,129)				(3,129)
Other comprehensive income (loss)						158	158
Treasury stock purchased				(458)			(458)
Cash dividends declared			(327)				(327)
Committed to be released ESOP shares		(25)			146		121
Balance at Sep. 30, 2010	62	25,912	42,830	(477)	(2,299)	179	66,207
Net income (loss)			(6,112)				(6,112)
Other comprehensive income (loss)						172	172
Cash dividends declared			(81)				(81)
Committed to be released ESOP shares		(23)			121		98
Balance at Sep. 30, 2011	62	25,889	36,637	(477)	(2,178)	351	60,284
Net income (loss)			1,470				1,470
Other comprehensive income (loss)						104	104
Committed to be released ESOP shares		(28)			73		45
Balance at Mar. 31, 2012	$ 62	$ 25,861	$ 38,107	$ (477)	$ (2,105)	$ 455	$ 61,903